TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Schedule of trade and other receivables

	December 31,
	2021	2020
Subscribers	15,240	12,704
Receivables from handset sales financing	12,161	15,785
Other trade receivables	6,213	4,954
Receivables from the sharing agreement	2,164	73
Interconnect	1,640	1,794
Integration services	1,584	1,512
Bonuses from suppliers	892	342
Roaming	800	1,072
Factoring	282	—
Dealers	161	158
Other receivables	2,194	1,260
Allowance for ECL	(3,536)	(4,623)
Trade and other receivables, total	39,795	35,031
Less non-current portion	(1,898)	(2,163)
Trade and other receivables, current	37,897	32,868

Analysis of the age of trade and other accounts receivables

The analysis of the age of trade and other accounts receivables and the respective allowance for ECL as of December 31, 2021:

Receivables from subscribers
and dealers and other trade			Loss allowance
receivables assessed for	Weighted-		(based on
impairement based on provision	average	Gross carrying	provision
matrix	loss rate	amount	matrix)	Credit-impaired
Current	1%	2,560	(27)	No
1 - 30 days past due	3%	10,848	(332)	No
31 - 60 days past due	32%	583	(189)	No
60 - 90 days past due	45%	355	(161)	No
More than 90 days past due	78%	1,055	(818)	Yes
Total	10%	15,401	(1,527)

Receivables from the sharing
agreement, interconnect,
integration services and other	Weighted-		Loss allowance
receivables based on individual	average	Gross carrying	(individually
approach	loss rate	amount	assessed)	Credit-impaired

Current	2%	9,407	(193)	No

1 - 30 days past due	1%	2,219	(8)	No
31 - 60 days past due	1%	1,119	(16)	No
60 - 90 days past due	5%	624	(31)	No
More than 90 days past due	36%	2,400	(865)	Yes

Total	7%	15,769	(1,113)

			Loss allowance
	Weighted-		(based on
Receivables from handset sales	average	Gross carrying	provision
financing	loss rate	amount	matrix)	Credit-impaired

Current	2%	10,948	(180)	No

1 - 30 days past due	12%	289	(34)	No
31 - 60 days past due	47%	94	(45)	No
60 - 90 days past due	58%	74	(43)	No
More than 90 days past due	78%	756	(594)	Yes

Total	7%	12,161	(896)

The analysis of the age of trade and other accounts receivables and the respective allowance for ECL as of December 31, 2020:

Receivables from subscribers
and dealers and other trade			Loss allowance
receivables assessed for	Weighted-		(based on
impairment based on provision	average	Gross carrying	provision
matrix	loss rate	amount	matrix)	Credit-impaired

Current	3%	2,087	(62)	No

1 - 30 days past due	5%	9,029	(478)	No
31 - 60 days past due	41%	466	(190)	No
60 - 90 days past due	59%	384	(225)	No
More than 90 days past due	81%	896	(727)	Yes

Total	13%	12,862	(1,682)

Receivables from the sharing
agreement, interconnect,
integration services and other	Weighted-		Loss allowance
receivables based on individual	average	Gross carrying	(individually
approach	loss rate	amount	assessed)	Credit-impaired

Current	3%	7,966	(227)	No

1 - 30 days past due	1%	825	(11)	No
31 - 60 days past due	2%	459	(11)	No
60 - 90 days past due	10%	227	(23)	No
More than 90 days past due	69%	1,530	(1,069)	Yes

Total	12%	11,007	(1,341)

			Loss allowance
	Weighted-		(based on
Receivables from handset sales	average	Gross carrying	provision
financing	loss rate	amount	matrix)	Credit-impaired

Current	2%	13,943	(245)	No

1 - 30 days past due	15%	331	(50)	No
31 - 60 days past due	53%	102	(54)	No
60 - 90 days past due	65%	65	(43)	No
More than 90 days past due	90%	1,344	(1,208)	Yes

Total	10%	15,785	(1,600)

Schedule of changes in the allowance for expected credit losses

	2021	2020	2019

Balance, beginning of the year	(4,623)	(4,203)	(4,318)

Allowance for ECL	(1,135)	(3,382)	(4,290)
Accounts receivable written off	2,232	2,719	4,276
Disposal/(Acquisition) of subsidiaries	(10)	243	129

Balance, end of the year	(3,536)	(4,623)	(4,203)